Employee Benefits - Full-time employee equivalents (Details) - employee	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefit line item
Number of employees	183.6	146.8	137.5
Research & Development
Employee benefit line item
Number of employees	127.1	106.4	102.6
Selling, General & Administrative
Employee benefit line item
Number of employees	56.5	40.4	34.9